Label	Element	Value
Class A Prospectus | PIA High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page  18 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page [  ] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S . Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.29 years as of January 31, 2016 . Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition ( i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. Fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
ETF and Mutual Fund Risk.   When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Leverage Risk.  Losses from a derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be  more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk.  The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans ( i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in  the Fund.  The bar chart shows the annual returns for the Fund from year to year.  The table shows how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance.  As of the date of this Prospectus, Class A shares had not commenced operations.  For that reason, the performance information below is that of the Fund’s Institutional Class shares.  Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Class A shares had not commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11%  (quarter ended September 30, 2011).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For that reason, the performance information below is that of the Fund’s Institutional Class shares.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015)
Class A Prospectus | PIA High Yield Fund | Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class A Prospectus | PIA High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,012
Class A Prospectus | PIA High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	4.49%
Annual Return 2012	rr_AnnualReturn2012	13.48%
Annual Return 2013	rr_AnnualReturn2013	8.43%
Annual Return 2014	rr_AnnualReturn2014	1.94%
Annual Return 2015	rr_AnnualReturn2015	(1.52%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.52%)	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.24%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.24%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010	[4]
Class A Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.05%)	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%	[4]
Class A Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return after Taxes on Distributions and Sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.81%)	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[4]

[1]	Management fees have been restated to reflect current fees.
[2]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Pacific Income Advisers, Inc. (the "Adviser") has agreed to temporarily pay for all operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) incurred by the Fund through at least March 28, 201 7 to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 1.13% of the average daily net assets for Class A shares (the "temporary expense limitation"). The temporary expense limitation may be discontinued at any time by the Board of Trustees. The Adviser may not recoup amounts subject to the temporary expense limitation in future periods.
[4]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ.